Consolidated Statement of Operations (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended
	Dec. 31, 2009 Successor	Dec. 31, 2011 Successor	Dec. 31, 2010 Successor	Dec. 18, 2009 Predecessor
Net Sales	$ 44.0	$ 2,140.5	$ 1,899.3	$ 1,763.9
Costs and Expenses:
Cost of products sold	35.2	1,567.8	1,391.8	1,266.0
Selling, general and administrative expense, net	8.5	464.8	399.9	372.6
Pre-petition reorganization items (Note 3)	0	0	0	22.5
Goodwill impairment charge	0	0	0	284.0
Amortization of intangible assets	1.5	44.8	37.0	22.2
Total costs and expenses	45.2	2,077.4	1,828.7	1,967.3
Operating earnings (loss)	(1.2)	63.1	70.6	(203.4)
Interest expense (contractual interest expense was approximately $145.9 million for the Predecessor period from January 1, 2009 to December 19, 2009, see Note 3)	(3.6)	(105.6)	(95.7)	(135.6)
Loss from debt retirement (Note 8)	0	(33.8)	0	0
Investment income	0	0.1	0.1	0.2
Loss before gain on reorganization items, net	(4.8)	(76.2)	(25.0)	(338.8)
Gain on reorganization items, net (Note 3)	0	0	0	619.1
(Loss) earnings before (benefit) provision for income taxes	(4.8)	(76.2)	(25.0)	280.3
(Benefit) provision from income taxes	(1.4)	(20.3)	(11.6)	85.0
Net (loss) earnings	$ (3.4)	$ (55.9)	$ (13.4)	$ 195.3
Basic (loss) earnings per share	$ (0.23)	$ (3.7)	$ (0.89)	$ 65,100.00
Diluted (loss) earnings per share	$ (0.23)	$ (3.7)	$ (0.89)	$ 65,100.00
Weighted Average Common Shares:
Basic	15,000,000	15,122,976	15,000,000	3,000
Diluted	15,000,000	15,122,976	15,000,000	3,000